Schedule of reclassified consolidated balance sheets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Lease receivables – current	$ 20,729	$ 28,320	$ 28,320
Lease receivables – non-current	$ 16,076	21,963	$ 50,283
Previously Reported [Member]
Contract assets		78,603
Lease receivables – current
Lease receivables – non-current
Prior Year Reclassification [Member]
Contract assets		(78,603)
Lease receivables – current		28,320
Lease receivables – non-current		50,283
After Reclassification [Member]
Contract assets
Lease receivables – current		28,320
Lease receivables – non-current		$ 50,283